Restructuring accrual (Details Textual) (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Accrual (Textual) [Abstract]
Provision for restructuring	55	72	77